Investments in associates and joint venture - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates and joint ventures
Gross proceeds to associate		$ 0	$ 0	$ 1,677
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Percent of common shares acquired		19.58%
Transportadora Callao SA
Investments in associates and joint ventures
Percentage of voting equity interests acquired	8.00%	8.00%
Tinka resources Ltd
Investments in associates and joint ventures
Percent of common shares acquired	19.99%	19.99%